Basic and diluted net loss per share (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total antidilutive shares	93,000,063	77,548,865
Employee Share Options [Member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	1,419,355	1,153,020
Series A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	20,762,302	20,762,302
Series B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	24,173,854	24,173,854
Series C Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	23,438,522	15,135,490
Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares
Employee Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	16,351,965	9,470,134
Non Employee Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	6,854,065	6,854,065